Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay vs. Performance Table

The following table reports the compensation of the Company’s Principal Executive Officer (“PEO”), referred elsewhere in this Proxy Statement as our Chief Executive Officer and President, and the average compensation of the Company’s other named executive officers (as reported in the Summary Compensation Table under “EXECUTIVE COMPENSATION” for the past three fiscal years), as well as their “compensation actually paid” as calculated pursuant to Item 402(v) of Regulation S-K as adopted by the SEC and certain performance measures required thereunder.

Fiscal Year[1]	Summary Compensation Table Total for Walter P. Glazer, Jr., Principal Executive Officer (PEO)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO Named Executive Officers (NEOs)[2]	Average Compensation Actually Paid to NEOs	Value of initial fixed $100 investment based on Total Shareholder Return[3]	Company Net Income for the Fiscal Year
2024	$1,665,978	$900,236[4]	$549,102	$491,250[4]	$101.53	$12,986,000
2023	$1,757,737	$3,299,422[5]	$460,750	$577,249[5]	$134.74	$9,829,000
2022	$2,710,781[6]	$2,110,565[7]	$502,305	$438,011[7]	$68.71	$17,989,000

[1] The Company’s 2024, 2023 and 2022 fiscal years ended on December 31, 2024, December 31, 2023 and December 31, 2022, respectively. All numbers reported in this table relate to the applicable fiscal year.

[2] The non-PEO named executive officers in each of the Company’s 2022, 2023 and 2024 fiscal years were Stephen R. Wawrin, the Company’s Chief Financial Officer, Vice President Finance, and Secretary, and Patrick J. Griffin, the Company’s Vice President, Corporate Development and Investor Relations.

[3] Calculated based upon the closing price of a share of the Company’s common stock on the last day of its 2021, 2022, 2023 and 2024 fiscal years, which prices were $15.69, $10.18, $20.09 and $14.28, respectively.

PEO Total Compensation Amount	$ 1,757,737	$ 1,665,978	$ 1,757,737	$ 2,710,781
PEO Actually Paid Compensation Amount	3,299,422	$ 900,236	3,299,422	2,110,565
Adjustment To PEO Compensation, Footnote

[4] The amounts reported as “Compensation Actually Paid” in 2024 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2024 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,665,978	$549,102
Minus Fair Value of Equity Awards made in 2024(b)	(736,509)	(86,535)
Plus Fair Value of Equity Awards granted in 2024 that are outstanding and unvested at end of 2024(c)	820,386	96,390
Plus Change in Fair Value of Equity Awards granted prior to 2024 that are outstanding and unvested at end of 2024(d)	(572,813)	(38,988)
Plus Fair Value of Equity Awards granted in 2024 that vested in 2024	0	0
Plus Change in Fair Value of Equity Awards granted prior to 2024 that vested in 2024(e)	(276,806)	(28,719)
Minus Fair Value of Equity Awards granted prior to 2024 that failed to meet applicable vesting conditions	0	0
Total	$900,236	$491,250

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Column (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/24 stock price ($14.28).

(d) Calculated based on difference between 12/31/24 stock price ($14.28) and 12/31/23 stock price ($20.09).

(e) Calculated based on difference between vesting date stock price and 12/31/23 stock price ($20.09).

[5]. The amounts reported as “Compensation Actually Paid” in 2023 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. As required by Item 402(v), the following adjustments were made to each such individual’s 2023 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$1,757,737	$460,750
Minus Fair Value of Equity Awards made in 2023(b)	(1,346,873)	(145,200)
Plus Fair Value of Equity Awards granted in 2023 that are outstanding and unvested at end of 2023(c)	1,673,698	139,435
Plus Change in Fair Value of Equity Awards granted prior to 2023 that are outstanding and unvested at end of 2023(d)	853,271	51,522
Plus Fair Value of Equity Awards granted in 2023 that vested in 2023	282,171	56,500
Plus Change in Fair Value of Equity Awards granted prior to 2023 that vested in 2023(e)	79,418	14,242
Minus Fair Value of Equity Awards granted prior to 2023 that failed to meet applicable vesting conditions	0	0
Total	$3,299,422	$577,249

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION.”

(c) Calculated based on 12/31/23 stock price ($20.09).

(d) Calculated based on difference between 12/31/23 stock price ($20.09) and 12/31/22 stock price ($10.18).

(e) Calculated based on difference between vesting date stock price and 12/31/22 stock price ($10.18).

[6] Includes $892,425 in restricted stock units awarded to Mr. Glazer as a one-time incentive in connection with his agreement to become the Company’s full time Chief Executive Officer and President.

[7] The amounts reported as “Compensation Actually Paid” in 2022 to Messrs. Glazer, Wawrin and Griffin have been calculated in accordance with Item 402(v) of SEC Regulation S-K. For purposes of this footnote 7, except as otherwise noted, see the Company’s 2023 Proxy Statement for all references to the Summary Compensation Table under “EXECUTIVE COMPENSATION”. As required by Item 402(v), the following adjustments were made to each such individual’s 2022 total compensation in order to compute “compensation actually paid”:

	Walter P. Glazer, Jr. (PEO-1)	Average NEOs
Total Compensation Reported in Summary Compensation Table(a)	$2,710,781	$502,305
Minus Fair Value of Equity Awards made in 2022(b)	(1,895,175)	(83,563)
Plus Fair Value of Equity Awards granted in 2022 that are outstanding and unvested at end of 2022(c)	1,314,767	63,625
Plus Change in Fair Value of Equity Awards granted prior to 2022 that are outstanding and unvested at end of 2022(d)	(9,185)	(24,231)
Plus Fair Value of Equity Awards granted in 2022 that vested in 2022	0	0
Plus Change in Fair Value of Equity Awards granted prior to 2022 that vested in 2022(e)	(10,623)	(20,125)
Minus Fair Value of Equity Awards granted prior to 2022 that failed to meet applicable vesting conditions	0	0
Total	$2,110,565	$438,011

(a) See Column (k) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(b) See Columns (e) and (g) of Summary Compensation Table under “EXECUTIVE COMPENSATION”.

(c) Calculated based on 12/31/22 stock price ($10.18).

(d) Calculated based on difference between 12/31/22 stock price ($10.18) and 12/25/21 stock price ($15.69).

(e) Calculated based on difference between vesting date stock price and 12/25/21 stock price ($15.69).

Non-PEO NEO Average Total Compensation Amount	460,750	$ 549,102	460,750	502,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 577,249	491,250	577,249	438,011
Total Shareholder Return Amount		101.53	134.74	68.71
Net Income (Loss)		12,986,000	9,829,000	17,989,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(736,509)	(1,346,873)	(1,895,175)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		820,386	1,673,698	1,314,767
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(572,813)	853,271	(9,185)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	282,171	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(276,806)	79,418	(10,623)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(86,535)	(145,200)	(83,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		96,390	139,435	63,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(38,988)	51,522	(24,231)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	56,500	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(28,719)	14,242	(20,125)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0